PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 5 - PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Chardan (and/or their designees) purchased an aggregate of 185,000 Private Units, at a price of $10.00 per Private Unit, for an aggregate purchase price of $1,850,000, in a private placement. The Sponsor purchased 135,000 Private Units and Chardan purchased 50,000 Private Units. On January 14, 2021, in connection with the underwriters’ election to fully exercise their over-allotment option, the Company sold an additional 15,000 Private Units to the Sponsor, at a price of $10.00 per Private Unit, generating additional gross proceeds of $150,000. Each Private Unit consists of one share of common stock (“Private Share”) and one right (“Private Right”). Each Private Right entitles the holder to receive one-tenth of one share of common stock at the closing of a Business Combination.

The proceeds from the Private Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and Chardan (and/or their designees) purchased an aggregate of 185,000 Private Units, at a price of $10.00 per Private Unit, for an aggregate purchase price of $1,850,000, in a private placement. The Sponsor purchased 135,000 Private Units and Chardan purchased 50,000 Private Units. On January 14, 2021, in connection with the underwriters’ election to fully exercise their over-allotment option, the Company sold an additional 15,000 Private Units to the Sponsor, at a price of $10.00 per Private Unit, generating additional gross proceeds of $150,000. (see Note 8). Each Private Unit consists of one share of common stock (“Private Share”) and one right (“Private Right”). Each Private Right entitles the holder to receive one-tenth of one share of common stock at the closing of a Business Combination. The proceeds from the Private Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.